Accounts Receivable Net - Summary of Accounts Receivable Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	¥ 8,361		¥ 2,979
Less: allowance for doubtful accounts	0		0
Accounts receivable, net	¥ 8,361	$ 1,281	¥ 2,979